STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (USD $)	Total	Series A convertible preferred stock	Series B convertible preferred stock	Common stock	Additional paid-in capital	Deficit accumulated during the development stage
Balance at Apr. 05, 2011	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity
Sale of common stock to founders	1,000			1,000
Sale of common stock to founders (in shares)				527,000
Vesting of restricted stock	1,000			1,000
Vesting of restricted stock (in shares)				683,000
Issuance of Series A convertible preferred stock, net of issuance costs of $101	(101,000)	6,200,000			(101,000)
Issuance of Series A convertible preferred stock, net of issuance costs of $101 (in shares)		6,200,000
Stock-based compensation expense	346,000				346,000
Net loss	(2,624,000)					(2,624,000)
Balance at Dec. 31, 2011	$ (2,377,000)	$ 6,200,000	$ 0	$ 2,000	$ 245,000	$ (2,624,000)
Balance (in shares) at Dec. 31, 2011		6,200,000	0	1,210,000